Summary of Significant Accounting Policies (Tables)	Feb. 05, 2021
Accounting Policies [Abstract]
Summary Of Reconciliation Of Class A Common Stock Reflected in The Balance Sheet
The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. The Class A common stock reflected in the balance sheet is reconciled in the following table as of February 5, 2021:

Gross proceeds	$200,000,000
Less: Proceeds allocated to Public Warrants	(5,866,667)
Less: Class A common stock issuance costs	(11,410,750)
Add: Accretion of carrying value to redemption value	17,277,417

Class A common stock subject to possible redemption	$200,000,000